Basis of Financial Statements and Summary of Significant Accounting Policies (Schedule of Useful Life of Intangible Assets and Amortization Method by Major Class) (Details)	12 Months Ended
Mar. 31, 2011
Software [Member]
Finite-Lived Intangible Assets, Useful Life, Minimum, years	2
Finite-Lived Intangible Assets, Useful Life, Maximum, years	10
Finite-Lived Intangible Assets, Amortization Method	Straight-line
Core Deposits Intangibles [Member]
Finite-Lived Intangible Assets, Useful Life, Minimum, years	5
Finite-Lived Intangible Assets, Useful Life, Maximum, years	19
Finite-Lived Intangible Assets, Amortization Method	Declining-balance
Customer Relationships [Member]
Finite-Lived Intangible Assets, Useful Life, Minimum, years	12
Finite-Lived Intangible Assets, Useful Life, Maximum, years	27
Finite-Lived Intangible Assets, Amortization Method	Declining-balance
Trade Names [Member]
Finite-Lived Intangible Assets, Useful Life, Minimum, years	5
Finite-Lived Intangible Assets, Useful Life, Maximum, years	40
Finite-Lived Intangible Assets, Amortization Method	Straight-line